H. Roger Schwall
United States Securities and Exchange Commission
Division of Corporation Finance
Mail Stop 7010
100 F Street NE
Washington, DC 20549

Re:	Maxim TEP, Inc.
Registration Statement on Form 10
Filed February 12, 2008
File No. 000-53093

Dear Mr. Schwall:

This letter responds to certain comments of the Staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) contained in the letter from the Staff to Maxim TEP, Inc. (the “Company”) dated July 2, 2008.

For your convenience, we have included each of the Staff’s comments in italics before each of the Company’s responses. References in this letter to “we,” “our” or “us” mean the Company or its advisors, as the context may require.

Amendment No. 3 to Registration Statement on Form 10

General

1. Please file all omitted exhibits as soon as reasonably practicable.

a.	All omitted exhibits have been filed.

2.
Since you filed your registration statement on February 12, 2008 under Section 12(g), it became effective automatically sixty days later, on April 14, 2008. Under Rule 13a-13(a) of Regulation 13A, you were required to file your first periodic report on Form 10-Q within 45 days of the effective date, which was May 29, 2008. Please comply with your reporting obligations; file this interim report on Form 10-Q, including financial statements for the quarter ended March 31, 2008, without delay.

MAXIM TEP, INC.
9400 GROGAN’S MILL ROAD, SUITE 205 ❖THE WOODLANDS, TX 77380
PHONE: 281.466.1530 FAX: 281.466.1531 ❖ www.maximtep.com
“Technology Enhanced Production”

a.	The interim report on Form 10-Q, including financial statements for the quarter ended March 31, 2008 has been filed

3.	The response letters that you submitted on April 8, 2008 and June 11, 2008 are not dated. Please date these letters accordingly and submit them as correspondence on EDGAR.\

a.	The letters have been dated accordingly and submitted as correspondence.

Financing Arrangements, page 22

4.
Rather than stating that “capital requirements are an essential ingredient” in your ability to fund your budget, revise to clearly describe the sources of your anticipated liquidity, both external and internal and the current challenges you are facing in obtaining financing. In this regard, we note disclosure on page 13 under the caption “Going Concern.” Revise to provide disclosure similar to the disclosure provided on page 13 of the registration statement or provide a cross-reference to such disclosure.

a.	See added disclosure in Amendment #3 to the Form 10 under Item 2 in “Financing Arrangements.”

5.
Please disclose whether you intend on selling additional ORRIs to fund working capital requirements during fiscal 2008 should current negotiations for funding be unsuccessful. As may be appropriate, disclose the material impact to the company, if any, resulting from such sales.

a.
The company does not intend to sell additional ORRIs to fund working capital requirements during the remainder of fiscal 2008 as we are pursuing debt and equity financing opportunities that we feel are available to us. However, should current and future negotiations for funding be unsuccessful, the company may sell ORRIs as well as certain other non-core assets while we continue to pursue other funding sources to meet our working capital needs during fiscal 2008.

Sale of an ORRI is deemed to be a legal conveyance that results in a direct reduction of our gross revenues net of production taxes. Thus a sale of a 1% ORRI will reduce our gross revenue net of production taxes by 1%. Typically, we sell ORRIs in fields that do not have significant amounts of production thus the immediate impact to our financial statements is not material but as these fields are developed and as the prices for oil and natural gas continue to increase, the impact on our revenue may be material.

Director Independence, page 32

MAXIM TEP, INC.
9400 GROGAN’S MILL ROAD, SUITE 205 ❖THE WOODLANDS, TX 77380
PHONE: 281.466.1530 FAX: 281.466.1531 ❖ www.maximtep.com
“Technology Enhanced Production”

6.
We note our disclosure at page 32 that if you were subject to the independence requirements of NASDAQ, Dr. Ritota would qualify as independent under NASDAQ’s independence standard. In addition, we note your disclosure at page 33, which suggests that Dr. Ritota and Mr. Landers would qualify as independent under the standard set forth by NASDAQ with respect to audit committee members. However, you disclosure elsewhere in your filing regarding payments that you have made, or amounts that you owe, to Dr. Ritota and Mr. Landers suggest that they would not qualify as independent under such standards. Please revise or advise.

a.	See added disclosure in Amendment #3 to the Form 10 under Item 5 in “Directors and Executive Officers.”

Executive Compensation, page 34

7. We note your response to our prior comment 12. Please revise your filing to disclose the annual automatic increases in base salary that are payable to W. Marvin Watson under his employment agreement.

a.	See added disclosure in the Amendment under Item 6 in “Executive Compensation.”

8.
We note your response to our prior comment 13 and your disclosure regarding the funds that Messrs. Maggio and Sepos are required to pay back to the company. We also note the references in your mutual release agreement with Robert Sepos to “the repayment of improper financial benefits received.” Please advise us on a supplemental basis regarding the nature of the improper financial benefits. We may have further comments. In addition, please file the promissory note, pledge and security agreement and mutual release agreement with Mr. Maggio as an exhibit to your filing.

a.
Given the fact that the company had limited financial resources at its start in 2004, both Mr. Maggio and Mr. Sepos were on a draw basis, essentially being paid when money was available for compensation as well as company related expenses.  At the same time, from time to time they lent the company money on a cash needed basis.  These loans were also paid back partially or fully as cash resources were maid available.  The company did not reconcile its accounting, due to limited financial and human resources, until midyear 2006 when it transitioned into a formal accounting and payroll system, with the appropriate payroll taxes being paid by the company for all prior taxes owed at that time from inception through midyear 2006, including the employees portion of federal withholdings.  As a result  of the reconciliation process,  it was determined that cumulatively and collectively their draws in addition to the corresponding payroll taxes were in excess of the amounts they had earned per their employment agreements, specifically due to the payroll taxes  the company paid on their behalf associated with the draws in the two prior years paid on their behalf .  In parallel, once a full reconciliation was made, the result was that the cumulative loans made and repaid as well as company related expenses that were reimbursed resulted in an overage paid to both Mr. Maggio and Mr. Sepos.   A  receivable was established by the company for these overages and it was determined that the employee would pay these amounts with future compensation as they did not have the cash nor the liquidity to pay this back immediately.  Of the total receivable, Mr. Sepos was over-reimbursed for expenses aggregating approximately $6,000 between 2004 and 2006.  Mr. Maggio received approximately $256,000 in excess of his salary and bonus compensation  for the period from 2004 through 2006. In addition, Mr. Maggio was over-reimbursed for expenses between 2004 and 2006 aggregating to $44,000 for the period.

MAXIM TEP, INC.
9400 GROGAN’S MILL ROAD, SUITE 205 ❖THE WOODLANDS, TX 77380
PHONE: 281.466.1530 FAX: 281.466.1531 ❖ www.maximtep.com
“Technology Enhanced Production”

However, in January of 2008, both employees were terminated as part of a larger cost restructuring and were unable to pay the account receivable outstanding. Thus an agreement was established whereas the employees signed promissory notes for the receivable owed while giving security to the company in the form of collateral.  The word “improper” alludes to a lack of internal controls and accounting over a three year time frame.  Both Mr. Maggio and Mr. Sepos have always acknowledged the receivable due and have acquiesced to everything the company has asked of them in this regard.  Management believes it has implemented a new system of internal controls and has the proper accounting and payroll systems to eliminate the possibility of these types of errors in the future.

Mr. Maggio did not sign a pledge and security agreement because Mr. Sepos put up the collateral for both his promissory note as well as Mr. Maggio’s promissory note. This is described in his pledge and security agreement filed as Exhibit 10.46.

Financial Statements, page F-1

Note 2 - Summary of Significant Accounting Policies, page F-11

Long-Lived Assets and Intangible Assets, page F-14

9.
We note our disclosure under this heading and on pages 15 and 25, explaining that when conducting impairment testing for proved properties under SFAS 144, you apply a 10% discount rate in calculating the fair value of properties. However, you disclosure on page F-44, referring to the 10% discount rate utilized in the standardized measure of discounted future net cash flows for proved reserves, explaining that it does not represent fair value, and stating “An estimate of fair value would also take into account… a discount factor more representative of the time value of money and the risks inherent in reserve estimates.” We believe you need to utilize a discount rate that would yield a measure of fair value when conduction impairment testing under SFAS 144. Please modify your accounting and disclosure as necessary to comply with this guidance.

MAXIM TEP, INC.
9400 GROGAN’S MILL ROAD, SUITE 205 ❖THE WOODLANDS, TX 77380
PHONE: 281.466.1530 FAX: 281.466.1531 ❖ www.maximtep.com
“Technology Enhanced Production”

a.
As you are aware SFAS No. 69 requires a discount rate of 10% to be used in the presentation of standardized measure. As you know, fair value may consider a discount rate that is different than 10% and may consider other factors not considered by SFAS No. 69. For example, factors such as probable and possible reserves may be taken into consideration when justified by economic conditions and actual or planned drilling or other development activities as well escalating prices and the overall industry conditions.

As referred to in Appendix B paragraph 19 of SFAS No. 144, “The Board acknowledges that significant judgment is required in developing estimates of future cash flows.” Reserves and reserve estimates are inherently imprecise and it should be recognized that the cash flows being calculated are only estimates. Each of the stated reserve categories has an estimated likelihood of being the ultimate outcome. It is also our belief that the discount rate applied is also subject to judgment.

In reviewing the estimate of discounted future net revenue used for impairment considerations, management evaluated the appropriate discount rate to apply in determining our discounted future net revenues and found that a discount rate of 10% was reasonable considering the overall upward valuation trends in the industry. Furthermore, it is consistent with our average borrowing rate which is a reasonable estimation of our perceived credit risk adjusted rate as determined by our various lenders we use. Conveniently, the discount rate required by SFAS No. 69 is also 10% so for all practical purposes the fair value of our proved reserves and the standardized measure are the same. Furthermore, the underlying reserves have been prepared by reputable third party reserve engineers thus any engineering risk in those reserves has been considered in developing the estimates of what is believed to be total proved recoverable reserves that are used in computing our estimate of fair value. Accordingly, we have revised our disclosures on impairment calculations to state “Impairment of an individual producing oil and natural gas field is first determined by comparing the undiscounted future net cash flows associated with the proved properties to the carry value of the underlying property. If the cost of the underlying property is in excess of the undiscounted future net cash flows the carrying cost of the impaired property is compared to the estimated fair value and the difference is recorded as in impairment loss. Management’s estimate of fair value takes into account many factors such as the present value discount rate, pricing, and when appropriate possible and probable reserves when justified by economic conditions and actual or planned drilling or other development activities.” See added disclosure in the Amendment under Item 2 in “General Overview” and “Oil and Natural Gas Properties” and to Note 2 and Note 14 to the consolidated financial statements.

MAXIM TEP, INC.
9400 GROGAN’S MILL ROAD, SUITE 205 ❖THE WOODLANDS, TX 77380
PHONE: 281.466.1530 FAX: 281.466.1531 ❖ www.maximtep.com
“Technology Enhanced Production”

Note 3- Oil and Natural Gas Properties, page F-19

10.
We note your disclosure explaining that you sold all of your interest in the Holt Bryant Sand formation of the Delhi property in June 2007; and that proceeds received were recorded as an adjustment to the cost of the property and no gain or loss was recorded. Please expand your disclosure to state the quantity of both proved developed and proved undeveloped reserves that were associated with this interest, or to clarify if there was none. Tell us the particular guidance within paragraph 47 of SFAS 19 that you relied upon in concluding that you would record proceeds against the property account, without recognition of gain or loss in your Statements of Operations. It should be clear how your accounting is consistent with your disclosure on pages F-13 and F-14, stating that you deplete property costs on a well-by-well or field-by- field basis; and that you assess unproved properties for impairment on a property-by property basis.

a.
We have revised the disclosure to include the proved developed and undeveloped reserves associated with the interests sold. The Company entered into negotiations to sell the Holt Bryant formation shortly after the Delhi Field acquisition closed in December 2006. We believe that paragraph 47 of SFAS No. 19 does not apply under the circumstances and the company referred to SFAS No. 141 when accounting for the transaction when evaluating the allocation of the purchase price for the Delhi Field. Under FAS 141 we cannot record a gain or loss on the sale since this disposition was a contemplated sale when this field was purchased. The final selling price was determined to represent the fair value of the assets sold thus being the final allocation of the purchase price for these selected assets. Depletion expense was considered and recorded for these assets through the date of sale. For ease of accounting the cash proceeds received were recorded as a reduction of oil and gas property with no gain or loss recorded. See added disclosure to Note 3 to the consolidated financial statements.

Note 4- Intangibles and Other Assets, page F-21

MAXIM TEP, INC.
9400 GROGAN’S MILL ROAD, SUITE 205 ❖THE WOODLANDS, TX 77380
PHONE: 281.466.1530 FAX: 281.466.1531 ❖ www.maximtep.com
“Technology Enhanced Production”

11.
We note your statement “As of December 31, 2007 and 2006, management believes that the LHD Technology assets referred to above are fully realizable, thus no impairment is required.” Given that you report operating and cash flow losses and have a history of reporting such losses, you must test this asset for impairment in accordance with paragraph 15 of SFAS 142, which requires that you follow the guidance in SFAS 144 for intangible assets subject to amortization. Please provide sufficient details in your disclosure to clarify whether you have completed the required test and determine that an impairment loss did not need to be recognized based on this procedure.

a.
The company had a third party appraisal done in 2006 and it was determined that there was no need to impair the asset at that time. The company has always planned to exploit this asset on its oil and gas leases as well as establish a separate licensing division for interested third parties. Since 2006, there has been no change in our strategy to exploit this asset and there has been no significant event that would lead the company to impair said asset. However, due to constraints in financial resources as explained in the MD&A liquidity section, the company is devoting all of its resources to oil and gas operating costs and maintaining our lease positions with little capital left over for development activities. In parallel, given recent and current market events in the energy industry, there has been increased interest by third parties in the licensing of the technology. Due to limited capital resources, the company is presently not pursuing this business activity, but upward trends in our industry and the need for secondary enhancement technology is another validation to the value of the technology and another reason that an impairment loss was not needed.

Note 14- Supplementary Financial information on Oil and Natural Gas Exploration, Development and Production Activities, pages F-41

12.
Please revise your tabulations on pages F-43 and F-45 to resolve the inconsistent presentation associated with the sale of oil and natural gas properties in place for 2007, whereas you report no change in reserves, while showing a decrease in the standardized measure of $5.5 million. Also revise that disclosure as necessary to categorize the change in the standardized measure “production rates, timing and other” according to the guidance in paragraph 33 of SFAS 69. If you are unclear about the appropriate classification, submit details sufficient to understand the nature of each component and how you have been unable to establish correlation with the prescribed line items.

MAXIM TEP, INC.
9400 GROGAN’S MILL ROAD, SUITE 205 ❖THE WOODLANDS, TX 77380
PHONE: 281.466.1530 FAX: 281.466.1531 ❖ www.maximtep.com
“Technology Enhanced Production”

a.
The decrease in the standard measure of $5.5 million relates to the sale of oil and natural gas properties in place for 2007 of 389,687 barrels of oil and condensate on the table. There was no natural gas reserves related to this sale. We do not believe the disclosure in changes in standardized measures for “production rates, timing and other” requires a revision. This decrease in the standardized measure was due to the delay in the timing of the Delhi Field’s production while new water source wells were drilled and plumbed into the field and the pressure in the reservoir built up over time. The development of the field was also revised to move production out to future years based on the company’s expected future development of these reserves instead of suggesting that the reserves would be developed in the current year. This was necessary due to the Company’s limited availability of capital resources currently for oil and gas exploration and development. This created an adjustment to the standardized measure for timing and cash flow.

Exhibits

13.
We note that Section 4 of your transfer agreement with Maxim TEP Limited provides for you to enter into a registration rights agreement with such party. Please file the registration rights agreement as an exhibit to your filing.

a.	The registration rights agreement has been included in the Amendment as an exhibit.

The Company acknowledges that:

•	The Company is responsible for the adequacy and accuracy of the disclosure in the filing;
•	Staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filing; and
•	The Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

We trust that you will find the foregoing responsive to the comments of the Staff. Comments or questions regarding this letter may be directed to the undersigned or Bryce Linsenmayer, Company counsel, at (713) 547-2007.

Sincerely,

W. Marvin Watson
Chief Executive Officer
Date: July 23, 2008

 MAXIM TEP, INC.
9400 GROGAN’S MILL ROAD, SUITE 205 ❖THE WOODLANDS, TX 77380
PHONE: 281.466.1530 FAX: 281.466.1531 ❖ www.maximtep.com
“Technology Enhanced Production”